Post-retirement benefits - Summary of funding policy and contributions to plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	$ 107	$ 237	$ 211
Contributions to defined contribution plans	451	410	363
Total	558	$ 647	$ 574
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	71
Contributions to defined contribution plans	448
Total	519
Other benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	36
Contributions to defined contribution plans	3
Total	$ 39